INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Thousands	9 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
OPERATING
Profit (loss) from continuing operations before income taxes	$ (15,767)	$ (156,418)
Profit (loss) from discontinued operations before income taxes	681	(8,455)
Profit (loss) before income taxes	(15,086)	(164,873)
Items not affecting cash
Depreciation and amortization	18,462	28,817
Share-based compensation expense	5,657	10,469
Financing charges, non-cash portion	22,459	16,138
Gain on sale of subsidiaries, net	423	(45,138)
Unrealized loss in fair value of derivative instruments and other	(79,177)	(139,547)
Gain from Recapitalization transaction	(78,792)
Net change in working capital balances	(30,387)	37,191
Adjustment for discontinued operations	(4,120)	(4,649)
Income taxes paid	(8,823)	(9,367)
Cash inflow from operating activities	(11,030)	8,135
INVESTING
Purchase of property and equipment	(333)	(806)
Purchase of intangible assets	(7,638)	(11,918)
Payments for previously acquired business		(12,013)
Proceeds from disposition of subsidiaries	4,618	7,672
Cash outflow from investing activities	(3,353)	(17,065)
FINANCING
Dividends/distributions paid		(25,335)
Repayment of long-term debt	(4,204)	(6,027)
Leased asset payments	(3,062)	(4,460)
Debt issuance costs	(6,625)	(1,737)
Share swap payout	(21,488)
Credit facility withdrawal (repayment)	(3,770)	54,794
Proceeds from issuance of common stock, net	100,969
Cash inflow (outflow) from financing activities	61,820	17,235
Effect of foreign currency translation on cash balances	(6,895)	(244)
Net cash inflow	40,542	8,061
Cash and cash equivalents, beginning of period	26,093	9,927
Cash and cash equivalents, end of period	66,635	17,988
Supplemental cash flow information:
Interest paid	$ 46,815	$ 54,480